Property and Equipment (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Property and equipment, accumulated depreciation	$ 1,094,953	$ 1,369,782
Depreciation	499,440	784,933
Cost of sales	26,976	68,658
Property, Plant and Equipment, Gross	1,926,184	2,664,299
Gain (Loss) on Disposition of Property Plant Equipment	476,904	(315)
Printing Equipment [Member]
Capital Leased Assets, Gross	1,104,271	1,637,743
Property and equipment, accumulated depreciation	541,087	768,625
Property, Plant and Equipment, Gross	1,206,908	1,953,791
Printing Equipment [Member] | Taag [Member]
Property, Plant and Equipment, Gross	37,322
Gain (Loss) on Disposition of Property Plant Equipment	$ 457,544